SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	Dec. 28, 2020	Aug. 31, 2020	Jun. 30, 2013	Jan. 21, 2013	Jun. 23, 2010	May 31, 2008	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares outstanding							23,163,985	23,153,985
Weighted-average grant date fair value							$ 1.09	$ 1.33	$ 1.73
Total intrinsic value of options exercised							$ 8	$ 37	$ 17
Non-vested share-based compensation arrangements, unrecognized compensation costs							$ 321
Unrecognized compensation cost, weighted-average recognition period							4 years
Issuance of common stock, shares, warrants				898,203
Repurchase of warrants previously issued by the company, number										838,203
Warrants issued upon the acquisition of CyberSeal				$ 1,500
Repurchase of warrants previously issued by the Company, amount										$ 375
Warrants, exercise price				$ 4.16
Warrants exercised											60,000
Cash distribtion per share	$ 1.079
Cash distribution aggregate amount	$ 25,000
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				50.00%
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				50.00%
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan term					10 years
Total pool authorized			500,000
Number of shares available for grant							429,333
2010 Plan [Member] | Extended Term [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan term		5 years
Total pool authorized		1,200,000
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total pool authorized						1,000,000